Financial Instruments Assets and Liabilities Measured on Recurring Basis (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Footnotes to selected financial assets and liabilities:
Fair value of long-term debt	$ 35,100	$ 37,500
Quigley Co, Inc., a wholly owned subsidiary [Member] | Asbestos Litigation [Member]
Footnotes to selected financial assets and liabilities:
Money market funds held in trust		408
Maximum [Member] | Fair Value, Measurements, Recurring [Member]
Footnotes to selected financial assets and liabilities:
Percentage of financial assets and liabilities measured at fair value inputs Level 1 and Level 3 inputs	1.00%	1.00%
Foreign Currency Long Term Debt [Member]
Footnotes to selected financial assets and liabilities:
Fair value of long-term debt	651	809
Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Footnotes to selected financial assets and liabilities:
Instruments used as offsets (assets)	38
Not Designated as Hedging Instrument [Member] | Foreign currency forward-exchange contracts [Member]
Footnotes to selected financial assets and liabilities:
Instruments used as offsets (assets)	66	102
Instruments used as offsets (liabilities)	77	141
Not Designated as Hedging Instrument [Member] | Currency Swap [Member]
Footnotes to selected financial assets and liabilities:
Instruments used as offsets (assets)	30
Instruments used as offsets (liabilities)	$ 76	$ 129